Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures and Equity-Method Investments (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations, Discontinued Operations And Disposal Groups, Collaborative Arrangements And Equity Method Investments [Abstract]
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions

The following table provides the amounts and classification of payments (income/(expense)), between us and our collaboration partners:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2014	2013	2012
Revenues—Revenues(a)	$786	$1,153	$1,640
Revenues—Alliance revenues(b)	957	2,628	3,492
Total revenues from collaborative arrangements	1,743	3,781	5,132
Cost of sales(c)	(280)	(333)	(362)
Selling, informational and administrative expenses(d)	(268)	(279)	(290)
Research and development expenses(e)	(1,210)	(73)	(74)
Other income/(deductions)—net(f)	518	103	(15)

(a)	Represents sales to our partners of products manufactured by us.

(b)
Substantially all relates to amounts earned from our partners under co-promotion agreements. The decline in 2014 and 2013 reflects declines in alliance revenues from Enbrel (as a result of the expiration of the co-promotion term of the collaboration agreement on October 31, 2013 in the U.S. and Canada) and Spiriva (as a result of the expiration of the co-promotion collaboration in the U.S. and certain European countries during 2014, combined with the expiration of the collaboration in Australia, Canada and certain other European countries during 2013).

(c)	Primarily relates to royalties earned by our partners and cost of sales associated with inventory purchased from our partners.

(d)	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.

(e)
Primarily relates to upfront payments and pre-approval milestone payments earned by our partners as well as net reimbursements. The upfront and milestone payments were as follows: $1.2 billion in 2014 (related to collaboration with Merck KGaA, see below), $67 million in 2013 and $44 million in 2012.

(f)
In 2014 and 2013, includes royalties earned on sales of Enbrel in the U.S. and Canada after October 31, 2013. On that date, the co-promotion term of the collaboration agreement for Enbrel in the U.S. and Canada expired, and we became entitled to royalties for a 36-month period thereafter.

Schedule of Discontinued Operations-Net of Tax
Total Discontinued Operations

The following table provides the components of Discontinued operations—net of tax:
	Year Ended December 31,(a)
(MILLIONS OF DOLLARS)	2014	2013	2012
Revenues	$—	$2,201	$6,587
Pre-tax income from discontinued operations(a), (b)	(9)	408	1,253
Provision for taxes on income(b), (c)	(3)	100	459
Income from discontinued operations––net of tax	(6)	308	794
Pre-tax gain on disposal of discontinued operations(b)	51	10,446	7,123
Provision for taxes on income(b), (d)	(4)	92	2,340
Gain on disposal of discontinued operations––net of tax(b)	55	10,354	4,783
Discontinued operations––net of tax	$48	$10,662	$5,577

(a)	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, and the Nutrition business through November 30, 2012, the date of disposal.

(b)	Includes post-close adjustments for the periods subsequent to disposal.

(c)
Includes a deferred tax benefit of $3 million for 2014, $23 million for 2013 and $23 million for 2012, which is net of a deferred tax expense of $42 million in 2012 related to investments in certain foreign subsidiaries resulting from our intention not to hold these subsidiaries indefinitely.

(d)
For 2013, primarily reflects income tax expense of $122 million resulting from certain legal entity reorganizations. For 2012, includes a deferred tax expense of $1.4 billion, which includes a deferred tax expense of $2.2 billion on certain current-year funds earned outside the U.S. that will not be indefinitely reinvested overseas. For 2012, also includes a deferred tax benefit reflecting the reversal of net deferred tax liabilities associated with the divested Nutrition assets.